PROMISSORY NOTE PAYABLE	12 Months Ended
Aug. 31, 2017
Debt Disclosure [Abstract]
PROMISSORY NOTE PAYABLE

NOTE 5 - PROMISSORY NOTE PAYABLE

On November 18, 2016, the Company issued a Promissory Note of $30,000 and received net cash of $29,400. The note bears interest at a rate of 10% per annum and was due on November 18, 2017.

During the year ended August 31, 2017, the Company repaid the Promissory Note, and recorded interest expense of $2,100 related to the Promissory Note.